Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash Flows from Operating Activities
Net Income	$ 5,160	$ 4,666
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	4,231	4,324
Employee retirement benefits	(195)	(151)
Deferred income taxes	459	702
Provision for uncollectible accounts	319	239
Equity in losses of unconsolidated businesses, net of dividends received	21	30
Changes in current assets and liabilities, net of effects from acquisition/disposition of businesses	(2,702)	(2,033)
Discretionary employee benefits contributions	(300)	(1,000)
Other, net	88	(129)
Net cash provided by operating activities	7,081	6,648
Cash Flows from Investing Activities
Capital expenditures (including capitalized software)	(4,268)	(4,552)
Acquisitions of businesses, net of cash acquired	(25)	(32)
Acquisitions of wireless licenses	(104)	(970)
Other, net	(406)	269
Net cash used in investing activities	(4,803)	(5,285)
Cash Flows from Financing Activities
Proceeds from long-term borrowings	2,131	1,956
Proceeds from asset-backed long-term borrowings	1,117	1,178
Repayments of long-term borrowings and finance lease obligations	(2,963)	(2,984)
Repayments of asset-backed long-term borrowings	(813)	0
Dividends paid	(2,489)	(2,407)
Other, net	360	941
Net cash used in financing activities	(2,657)	(1,316)
Increase (decrease) in cash, cash equivalents and restricted cash	(379)	47
Cash, cash equivalents and restricted cash, beginning of period	3,916	2,888
Cash, Cash equivalents and restricted cash, end of period (Note 1)	$ 3,537	$ 2,935